Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Abstract]
Goodwill	$ 2,067	$ 2,018	$ 1,995	$ 1,960
Other intangible assets		113	150
Trade names
Changes in impairment charges and remaining value of the trade names not subject to amortization
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 1,608	$ 1,608	$ 1,608